DISPOSALS TO GOLAR PARTNERS - Narrative (Details) - Golar Partners - Fair value of 50% retained investment in Golar Power - Golar Eskimo $ in Thousands	1 Months Ended
Jan. 31, 2015 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash consideration received	$ 226,010
Carrying value of the net assets sold to Golar Partners	(123,604)
Gain on disposal	102,406
Cash consideration for vessel and charter	390,000
Accumulated bank debt	162,800
Purchase price adjustments	$ 1,200